Jul. 31, 2017
PACE® Global Fixed Income Investments
PACE® Global Fixed Income Investments

PACE® Select Advisors Trust

August 8, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus"), dated November 28, 2016, as supplemented.

Includes:

•  PACE® Global Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Select Advisors Trust (the "Trust"). This supplement discloses variations to sales load waivers and discounts that would apply to investors that purchase Class A or Class C shares of the funds through a single intermediary or category of multiple intermediaries.

I. Multi-Class Prospectus

Effective immediately, the Multi-Class Prospectus is hereby revised as follows:

The "Summary" section for each fund is revised by adding the following sentences as the last two sentences of the first paragraph of the sub-section captioned "Fees and expenses of the fund":

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.